Agreements and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Agreements and Transactions with Related Parties
Schedule of Related Party Transactions

	Years Ended December 31,
	2012	2011	2010
Amounts Included in the Statements of Income:
Asset management fees	$18,553	$16,920	$11,750
Performance fees	-	3,921	11,750
Distributions of available cash	15,389	6,157	-
Personnel reimbursements	7,478	5,513	3,377
Office rent reimbursements	1,176	1,058	715
Issuance of Special Member Interest	-	34,300	-
	$42,596	$67,869	$27,592

Other Transaction Fees Incurred:
Current acquisition fees	$-	$147	$-
Deferred acquisition fees	-	118	-
Mortgage refinancing fees	520	639	145
	$520	$904	$145

		December 31,
		2012	2011
Unpaid Transaction Fees:
Deferred acquisition fees		$1,757	$3,391
Subordinated disposition fees		1,197	1,116
		$2,954	$4,507